RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Zhichao Yang	Chief Executive Officer of the company
Changbin Xia	Shareholder of the Company
Hanwu Yang	Director of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Sen Jin	Legal representative of Vande

SCHEDULE OF DUE TO RELATED PARTIES

(2) Due to related parties

	June 30, 2025	December 31, 2024

Changbin Xia(1)	$-	1,287,629
Other	-	3,979
Total	$-	$1,291,608

(1)	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.